Debt	9 Months Ended
Sep. 30, 2022
Disclosure of long term debt [abstract]
Debt	DEBT
The Federal Revenue Law applicable to PEMEX as of January 1, 2022, published in the Official Gazette of the Federation on November 12, 2021, authorized Petróleos Mexicanos and its Subsidiary Entities to incur a domestic net debt up to Ps. 27,242,000 and an external net debt up to U.S.$1,860,000. PEMEX can incur additional internal or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law). The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.
On December 30, 2021, Petróleos Mexicanos increased its Medium-Term Notes Program from U.S.$112,000,000 to U.S.$125,000,000.
During the period from January 1 to September 30, 2022, PEMEX participated in the following financing activities:
•On January 14, 2022, P.M.I. SUS, as borrower, and Petróleos Mexicanos, as guarantor, entered into a U.S.$500,000 credit facility maturing in 2023, which bears interest at a floating rate linked to SOFR plus 275 to 425 basis points.
•On January 21, 2022, Petróleos Mexicanos, issued a promissory note for the principal amount of Ps. 2,500,000 for a term of 360 days, at a rate linked to 91-day TIIE plus 238 basis points, maturing in December 2022.
•On February 25, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 250,000, bearing an interest rate linked to 28-day TIIE plus 235 basis points, maturing in February 2023.
•On March 30, 2022, Petróleos Mexicanos completed the exchange of notes previously issued under Rule 144A and under Regulation S for SEC-registered notes. The following table sets forth, as of September 30, 2022, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

			Principal amount outstanding
Security	Issuer	Guarantors	(U.S.$)
6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836
6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,779,842
•On March 31, 2022, Petróleos Mexicanos entered into a credit line in the amount of U.S.$75,000 due January 2023, at a floating rate linked to SOFR plus 245 basis points.
•On April 18, 2022, Petróleos Mexicanos renewed a promissory note for Ps. 4,000,000, originally issued in October 2021, bearing interest at a floating rate linked to the 28-day TIIE plus 315 basis points, maturing in January 2023.
•On April 21, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in January 2022, for U.S.$100,000, bearing interest at a floating rate linked to 6-month SOFR plus 208 basis points and an adjustment margin of 42.826 basis points, maturing in October 2022.
•On April 26, 2022, Petróleos Mexicanos obtained Ps. 10,000,000 related to the Government bonds monetization due to February 29, 2024.
•On April 29, 2022, Petróleos Mexicanos increased a credit line from U.S.$150,000, originally issued on May 15, 2017, to U.S. $300,000, bearing interest at a floating rate linked to 3-month SOFR plus 220 basis points.
•On May 18, 2022, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 500,000 bearing interest at a floating rate linked to 28-day TIIE plus 250 basis points, maturing in May 2023.
•On May 31, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in December 2021, for Ps. $3,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 330 basis points, maturing in February 2023.
•On May 31, 2022, Petróleos Mexicanos launched a U.S.$1,984,689 invoice refinancing liability management transaction under which certain suppliers and contractors were given the opportunity to exchange outstanding invoices due from PEMEX and its productive subsidiaries for global 8.750% notes due 2029 issued by PEMEX.
•On June 15, 2022, Petróleos Mexicanos renewed two promissory notes, originally issued in December 2021 and January 2022, respectively, for Ps. 2,000,000, each one, bearing interest at a floating rate linked to 28-day TIIE plus 330 basis points, maturing in March 2023.
•On June 17, 2022, Petróleos Mexicanos renewed a short-term credit, originally issued in September 2021, for U.S.$500,000 bearing interest at a floating rate linked to 217-day SOFR plus 210 basis points, maturing in January 2023.
•On June 30, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in January 2021, for U.S. $150,000, bearing interest at a floating rate linked to 180-day SOFR plus 250.826 basis points, maturing in December 2022.

•On August 19, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in February 2022 for the principal amount of Ps. 5,000,000 due in 365 days, bearing interest at a floating rate linked to 28-day TIIE plus 365 basis points, maturing in August 2023.

•On August 23, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in February 2022 for the principal amount of U.S.$11,362 due in 178 days, bearing interest at a floating rate linked to one month SOFR plus 175 basis points, maturing in February 2023.

•On September 12, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in March 2022, for the principal amount of Ps. 4,000,000, bearing an interest rate linked to 28-day TIIE plus 220 basis points, maturing in December 2022.

•On September 13,2022, Petróleos Mexicanos renewed a promissory note, originally issued in January 2021, for Ps. 4,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 365 basis points, maturing in September 2023.

•On September 30, 2022, Petróleos Mexicanos renewed a promissory note, originally issued in January 2021, for Ps. 2,000,000 for a term of 90 days, at a rate linked to 91-day TIIE plus 280 basis points, maturing in December 2022.

All of the debt securities listed above are jointly and severally guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Logistics and their respective successors and assignees.
As of September 30, 2022, PEMEX had U.S.$7,664,000 and Ps. 37,000,000 in revolving credit lines in order to provide liquidity, of which U.S.$ 1,150,000 and Ps. 26,000,000 were available.
All of the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.
As of December 31, 2021, the outstanding amount under the PMI Trading revolving credit line was U.S. $202,547. From January 1 to September 30, 2022, PMI Trading obtained U.S.$1,369,492 from its revolving credit lines used for its trading activities, and repaid U.S. $1,420,468. As of September 30, 2022, the outstanding amount under this revolving credit line was U.S.$151,571. As of September 30, 2022, the amount available under this revolving credit line was U.S.$73,429.
The following table presents the roll-forward of total debt of PEMEX for the nine-month periods ended September 30, 2022 and 2021, and for the year ended December 31, 2021, which includes short and long-term debt:

	September 30, 2022 (i)		December 31, 2021 (i)	September 30, 2021 (i)
Changes in total debt:
At the beginning of the period	Ps.	2,249,695,894	2,258,727,317	2,258,727,317
Loans obtained - financing institutions (ii)	760,249,760		1,652,151,747	1,058,854,764
Debt payments	(799,148,919)		(1,707,581,580)	(1,027,818,098)
Accrued interest (iii)(iv)(v)	110,204,259		162,903,771	109,254,054
Interest paid	(123,300,926)		(157,256,625)	(123,430,793)
Foreign exchange	(64,886,681)		40,751,264	19,895,393
At the end of the period	Ps.	2,132,813,387	2,249,695,894	2,295,482,637

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.

(ii)	Petróleos Mexicanos implemented a factoring arrangement to support its suppliers. Amounts as of December 31, 2021 totaled Ps. 15,934,904, which did not represent cash flows.

(iii)
As of September 30, 2022, includes awards amortization, fees and expenses related to the issuance of debt in the amount of Ps. 297,604 and Ps. (355,978), respectively, and amortized cost of Ps. 4,500,734.

(iv)
As of December 31, 2021, includes awards amortization, fees and expenses related to the issuance of debt in the amount of Ps. 3,290,673 and Ps. (2,835,359), respectively, and amortized cost of Ps. 6,226,947.

(v)
As of September 30, 2021, includes awards amortization, fees and expenses related to the issuance of debt in the amount of Ps. 208,088 and Ps. (337,691), respectively, and amortized cost of Ps. 428,452.

As of September 30, 2022 and December 31, 2021, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	September 30, 2022		December 31, 2021
U.S. dollar	Ps.	20.3058	20.5835
Japanese yen	0.1410		0.1789
Pounds sterling	22.1617		27.8834
Euro	19.7839		23.4086
Swiss francs	20.8072		22.5924